Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Schedule of estimated useful lives of property plant and equipment
Vehicles	5 years
Building and Improvements	25 years
Machines, equipment and facilities	10 years
Furnitures and fixtures	10 years
Computer equipments	5 years

Disclosure of detailed information about property, plant and equipment

(a)    Property, plant and equipment balance is as follows:

	Vehicles	Lands, buildings and improvements	Machines, equipment and facilities	Furniture and fixtures	Computer equipment	Total

Cost	40,062	182,822	89,367	18,468	11,535	342,254
Accumulated depreciation	(32,822)	(22,769)	(31,009)	(9,043)	(9,830)	(105,473)

Balance at June 30, 2024	7,240	160,053	58,358	9,425	1,705	236,781

Cost	36,358	172,181	89,534	23,406	11,811	333,290
Impairment losses	(572)	(6,826)	(1,358)	(1,455)	(512)	(10,723)
Accumulated depreciation	(31,081)	(36,284)	(37,054)	(10,624)	(11,130)	(126,173)

Balance at June 30, 2025	4,705	129,071	51,122	11,327	169	196,394